DEBT - Revolving Credit Facility (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Nov. 30, 2017	Oct. 31, 2017
Uncommitted lines of credit
Revolving credit facility
Uncommitted lines of credit	$ 330.0
Short term borrowings outstanding	$ 37.4	$ 45.5
Weighted average interest rate	6.40%	7.00%
Revolving credit facility
Revolving credit facility
Maximum borrowing capacity				$ 800.0
Commitment for increased borrowing	$ 400.0
Amount outstanding	0.0	$ 0.0
Commitment fees	$ 1.2	$ 1.2	$ 1.1
Previous revolving credit facility
Revolving credit facility
Maximum borrowing capacity					$ 700.0